Other Comprehensive Income (Loss) - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments transferred to non controlling interests	$ 439	¥ 36,000	¥ 7,000
Pension Liability adjustments transferred to non-controlling interests	$ (24)	¥ (2,000)